Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest income
Loans	[1]	$ 11,525	$ 11,076	$ 7,707	$ 33,220	$ 20,119
Securities	[1]	1,831	1,645	802	4,934	1,660
Securities purchased under resale agreements and securities borrowed	[1]	397	368	132	1,101	250
Deposits with financial institutions	[1]	936	781	244	2,460	411
Interest income	[1]	14,689	13,870	8,885	41,715	22,440
Interest expense
Deposits		9,438	8,652	3,475	25,924	7,072
Subordinated debentures		123	110	77	338	177
Other		548	642	657	1,838	1,698
Interest expenses		10,109	9,404	4,209	28,100	8,947
Net interest income		4,580	4,466	4,676	13,615	13,493
Non-interest income
Card revenues		188	190	187	579	584
Banking services fees		474	462	447	1,405	1,314
Credit fees		469	447	398	1,382	1,196
Mutual funds		541	527	538	1,600	1,741
Brokerage fees		285	269	276	833	861
Investment management and trust		261	256	247	770	757
Underwriting and advisory fees		146	154	98	402	407
Non-trading foreign exchange		213	227	209	672	650
Trading revenues		360	389	311	1,383	1,373
Net gain on sale of investment securities		30	56		130	3
Net income from investments in associated corporations		55	64	44	135	219
Insurance underwriting income, net of claims		113	123	113	348	319
Other fees and commissions		283	282	143	751	444
Other		92	17	112	(6)	429
Total non-interest income		3,510	3,463	3,123	10,384	10,297
Total revenue		8,090	7,929	7,799	23,999	23,790
Provision for credit losses		819	709	412	2,166	853
Profit from operating activity		7,271	7,220	7,387	21,833	22,937
Non-interest expenses
Salaries and employee benefits		2,379	2,425	2,194	7,144	6,649
Premises and technology		661	657	612	1,958	1,788
Depreciation and amortization		412	412	381	1,230	1,137
Communications		101	101	88	296	271
Advertising and business development		142	139	123	417	340
Professional		199	187	200	561	587
Business and capital taxes		154	158	135	473	407
Other		514	497	458	1,523	1,394
Total non-interest expenses		4,562	4,576	4,191	13,602	12,573
Income before taxes		2,709	2,644	3,196	8,231	10,364
Income tax expense		497	485	602	2,088	2,283
Net income		2,212	2,159	2,594	6,143	8,081
Net income attributable to non-controlling interests in subsidiaries		21	26	54	87	220
Net income attributable to equity holders of the Bank		2,191	2,133	2,540	6,056	7,861
Preferred shareholders and other equity instrument holders		105	104	36	310	154
Common shareholders		$ 2,086	$ 2,029	$ 2,504	$ 5,746	$ 7,707
Earnings per common share (in dollars)
Basic	[2]	$ 1.74	$ 1.7	$ 2.1	$ 4.81	$ 6.41
Diluted	[2]	1.72	1.69	2.09	4.76	6.39
Dividends paid per common share (in dollars)		$ 1.06	$ 1.03	$ 1.03	$ 3.12	$ 3.03

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,127 for the three months ended July 31, 2023 (April 30, 2023 – $13,384; July 31, 2022 – $8,624) and for the nine months ended July 31, 2023 – $40,221 (July 31, 2022 – $21,870).
[2]	Earnings per share calculations are based on full dollar and share amounts.